INTANGIBLE ASSETS - NET	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS - NET [Abstract]
INTANGIBLE ASSETS - NET
10.	INTANGIBLE ASSETS - NET

Intangible assets as of December 31, 2015 consist of the following

in millions of $	Acquisition cost	Accumulated amortization	Book value

Customer relationships	3.5	(1.0)	2.5
Technologies	11.6	(11.5)	0.1
Trade marks	5.4	-	5.4
Software licenses	18.6	(12.3)	6.3
Others	0.5	(0.0)	0.5

	39.6	(24.8)	14.8

Intangible assets as of December 31, 2014 consist of the following

in millions of $	Acquisition cost	Accumulated amortization	Book value

Customer relationships	3.9	(0.7)	3.2
Technologies	12.8	(10.1)	2.7
Trade marks	6.0	-	6.0
Software licenses	13.6	(11.8)	1.8

	36.3	(22.6)	13.7

Trade marks represent the Q CELLS trade mark, which has an indefinite useful life. The amortization of customer relationships is presented in selling and marketing costs whereas the amortization of technologies and software licenses are reported in cost of sales, selling and administrative costs, and research and development costs based on their use.

Aggregate amortization expense for intangible assets for the years ended December 31, 2013, 2014, and 2015 was $8.2 million, $7.6 million, and $5.3 million, respectively. Estimated amortization expense for the next five years is as follows:

in millions of $	Amortization

For the years ending December 31,
2016	2.9
2017	2.1
2018	1.0
2019	0.4
2020	0.4
Beyond 2021	2.6